Deferred Taxation - Schedule of Detailed Components of Net Deferred Taxation Liability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Liabilities
Liabilities	$ 864.7	$ 1,051.3
Assets
Assets	(679.3)	(669.4)
Net deferred taxation liabilities	185.4	381.9
Included in the statement of financial position as follows:
Deferred taxation assets	(269.5)	(72.0)
Deferred taxation liabilities	454.9	453.9
Net deferred taxation liabilities	185.4	381.9
Balance at beginning of the year	381.9	409.9
Recognised in profit or loss - continuing operations	(211.6)	(31.5)
Recognised in profit or loss - discontinued operations	0.0	3.4
Recognised in OCI	(4.0)	0.0
Translation adjustment	19.1	0.1
Balance at end of the year	185.4	381.9
Mining Assets [member]
Liabilities
Liabilities	835.7	1,014.1
Environmental Trust Funds [member]
Liabilities
Liabilities	3.2	3.4
Inventories [member]
Liabilities
Liabilities	11.3	12.1
Unremitted earnings [member]
Liabilities
Liabilities	9.3	9.1
Other [member]
Liabilities
Liabilities	5.2	12.6
Provisions [member]
Assets
Assets	(95.8)	(108.4)
Tax Losses [member]
Assets
Assets	(98.4)	(69.1)
Unredeemed Capital Expenditure [member]
Assets
Assets	(475.9)	(491.9)
Finance lease liability [member]
Assets
Assets	(2.0)	0.0
Deferred Tax Assets Other [member]
Assets
Assets	$ (7.2)	$ 0.0